Financial Instruments - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	SFr 4,264	SFr 891
Financing cash flows	(471)	(5,551)
New leases	551
Accrued interest	31	1,253
Foreign exchange	(31)	(43)
Gain on settlement		(891)
Business Combination		8,605
Closing balance	4,344	4,264
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	2,523	0
Financing cash flows	(390)	(185)
New leases	551
Accrued interest	0	0
Foreign exchange	(8)	(11)
Gain on settlement		0
Business Combination		2,719
Closing balance	2,676	2,523
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	491	0
Financing cash flows	(81)	(5,366)
New leases	0
Accrued interest	1	3
Foreign exchange	(23)	(32)
Gain on settlement		0
Business Combination		5,886
Closing balance	388	491
Due To Related Parties [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	1,250	0
Financing cash flows	0	0
New leases	0
Accrued interest	30	1,250
Foreign exchange	0	0
Gain on settlement		0
Business Combination		0
Closing balance	1,280	1,250
Due To Third Parties [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	SFr 0	891
Financing cash flows		0
Accrued interest		0
Foreign exchange		0
Gain on settlement		(891)
Business Combination		0
Closing balance		SFr 0